Note 11 - Borrowings (Details) - Long-Term Borrowing (Parentheticals) - Mar. 31, 2014	Total
Debt Instrument [Line Items]
Weighted average interest rate	0.901%
TIBOR [Member]
Debt Instrument [Line Items]
TIBOR rate	0.212%